Portfolio of Investments September 30, 2025
JCE
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 100.3%
277007198 COMMON STOCKS - 98.8% 277007198
AUTOMOBILES & COMPONENTS - 1.6%
10,270 (a) Tesla Inc $ 4,567,274
TOTAL AUTOMOBILES & COMPONENTS 4,567,274
BANKS - 3.6%
62,185 Bank of America Corp 3,208,124
22,950 Citigroup Inc 2,329,425
8,700 JPMorgan Chase & Co 2,744,241
37,940 US Bancorp 1,833,640
TOTAL BANKS 10,115,430
CAPITAL GOODS - 6.1%
3,280 Applied Industrial Technologies Inc 856,244
7,550 Crane Co 1,390,257
2,800 Curtiss-Wright Corp 1,520,232
6,650 General Dynamics Corp 2,267,650
3,570 General Electric Co 1,073,927
9,660 Honeywell International Inc 2,033,430
16,200 Johnson Controls International plc 1,781,190
5,350 Lincoln Electric Holdings Inc 1,261,691
4,240 Lockheed Martin Corp 2,116,650
11,870 nVent Electric PLC 1,170,857
11,230 Xylem Inc/NY 1,656,425
TOTAL CAPITAL GOODS 17,128,553
COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
36,830 Robert Half Inc 1,251,484
11,410 Veralto Corp 1,216,420
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 2,467,904
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 7.0%
55,280 (a),(b) Amazon.com Inc 12,137,830
8,430 (a) Chewy Inc, Class A 340,993
65,270 (a) Coupang Inc 2,101,694
8,290 Home Depot Inc/The 3,359,025
10,890 Ross Stores Inc 1,659,527
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 19,599,069
CONSUMER SERVICES - 1.0%
156,260 ADT Inc 1,361,025
27,330 H&R Block Inc 1,382,078
TOTAL CONSUMER SERVICES 2,743,103
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.5%
530 Costco Wholesale Corp 490,584
35,817 Walmart Inc 3,691,300
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 4,181,884
ENERGY - 1.3%
6,240 Chevron Corp 969,010
8,690 Exxon Mobil Corp 979,797
32,920 HF Sinclair Corp 1,723,033
TOTAL ENERGY 3,671,840
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9%
28,730 Gaming and Leisure Properties Inc 1,339,105
14,370 Host Hotels & Resorts Inc 244,578
21,770 Invitation Homes Inc 638,514
4,190 Ventas Inc 293,258
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,515,455
FINANCIAL SERVICES - 8.9%
5,150 Affiliated Managers Group Inc 1,227,914
2,280 Ameriprise Financial Inc 1,120,050
12,640 (a) Berkshire Hathaway Inc, Class B 6,354,634
24,620 Charles Schwab Corp/The 2,350,471
7,910 CME Group Inc 2,137,203

Portfolio of Investments September 30, 2025
(continued)
JCE

SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
11,560 Intercontinental Exchange Inc $ 1,947,629
1,270 MarketAxess Holdings Inc 221,298
1,601 Mastercard Inc, Class A 910,665
5,230 Morningstar Inc 1,213,412
17,950 Nasdaq Inc 1,587,678
44,660 (a) Rithm Capital Corp 508,677
4,310 S&P Global Inc 2,097,720
59,730 (a) SoFi Technologies Inc 1,578,067
4,530 Visa Inc, Class A 1,546,451
200 Voya Financial Inc 14,960
TOTAL FINANCIAL SERVICES 24,816,829
FOOD, BEVERAGE & TOBACCO - 2.1%
1,560 Coca-Cola Consolidated Inc 182,770
26,070 (a) Monster Beverage Corp 1,754,772
16,410 PepsiCo Inc 2,304,620
8,570 (a) Pilgrim's Pride Corp 348,970
26,670 Tyson Foods Inc, Class A 1,448,181
TOTAL FOOD, BEVERAGE & TOBACCO 6,039,313
HEALTH CARE EQUIPMENT & SERVICES - 4.0%
22,340 (a) Boston Scientific Corp 2,181,054
11,530 Cardinal Health Inc 1,809,749
54,610 (a) Centene Corp 1,948,485
3,720 (a) Edwards Lifesciences Corp 289,304
18,350 (a) Hologic Inc 1,238,441
4,620 (a) Intuitive Surgical Inc 2,066,203
6,440 STERIS PLC 1,593,514
TOTAL HEALTH CARE EQUIPMENT & SERVICES 11,126,750
HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
22,880 (a) BellRing Brands Inc 831,688
18,470 Colgate-Palmolive Co 1,476,492
20,360 Procter & Gamble Co/The 3,128,314
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 5,436,494
INSURANCE - 0.9%
4,730 Allstate Corp/The 1,015,295
1,500 American International Group Inc 117,810
6,870 Reinsurance Group of America Inc 1,319,933
TOTAL INSURANCE 2,453,038
MATERIALS - 0.8%
12,410 CRH PLC 1,487,959
3,300 Ecolab Inc 903,738
TOTAL MATERIALS 2,391,697
MEDIA & ENTERTAINMENT - 9.8%
28,210 (b) Alphabet Inc, Class A 6,857,851
31,510 Alphabet Inc, Class C 7,674,260
112,420 (a) DoubleVerify Holdings Inc 1,346,792
9,740 Meta Platforms Inc 7,152,861
3,750 (a) Netflix Inc 4,495,950
TOTAL MEDIA & ENTERTAINMENT 27,527,714
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.3%
3,370 AbbVie Inc 780,290
7,800 (a) Biogen Inc 1,092,624
22,440 (a) BioMarin Pharmaceutical Inc 1,215,350
40,950 Bristol-Myers Squibb Co 1,846,845
4,440 Eli Lilly & Co 3,387,720
10,960 Gilead Sciences Inc 1,216,560
20,479 Johnson & Johnson 3,797,216
29,401 Merck & Co Inc 2,467,626
2,370 Pfizer Inc 60,388
3,750 Thermo Fisher Scientific Inc 1,818,825
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 17,683,444

SHARES DESCRIPTION VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 13.9%
19,010 Broadcom Inc $ 6,271,589
1,130 (a) GLOBALFOUNDRIES Inc 40,499
23,250 Lam Research Corp 3,113,175
6,880 Micron Technology Inc 1,151,162
130,730 (b) NVIDIA Corp 24,391,604
14,190 QUALCOMM Inc 2,360,648
20,610 Skyworks Solutions Inc 1,586,558
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 38,915,235
SOFTWARE & SERVICES - 12.9%
3,900 Accenture PLC, Class A 961,740
6,070 (a) Adobe Inc 2,141,192
140 (a) AppLovin Corp, Class A 100,595
5,950 (a) Atlassian Corp, Class A 950,215
4,560 (a) Cadence Design Systems Inc 1,601,746
16,340 (a) Docusign Inc 1,177,951
2,820 (a) Elastic NV 238,262
40,345 Microsoft Corp 20,896,693
1,380 Oracle Corp 388,111
17,510 (a) Palantir Technologies Inc, Class A 3,194,174
10,131 Salesforce Inc 2,401,047
2,430 (a) VeriSign Inc 679,355
17,660 (a) Zoom Communications Inc 1,456,950
TOTAL SOFTWARE & SERVICES 36,188,031
TECHNOLOGY HARDWARE & EQUIPMENT - 10.0%
80,668 (b) Apple Inc 20,540,493
15,410 (a) Arista Networks Inc 2,245,391
32,510 Cisco Systems Inc 2,224,334
890 Dell Technologies Inc, Class C 126,175
2,370 (a) Ubiquiti Inc 1,565,575
10,690 (a) Western Digital Corp 1,283,441
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 27,985,409
TELECOMMUNICATION SERVICES - 0.7%
8,210 T-Mobile US Inc 1,965,310
TOTAL TELECOMMUNICATION SERVICES 1,965,310
TRANSPORTATION - 1.5%
84,510 (a) Lyft Inc, Class A 1,860,065
9,390 Union Pacific Corp 2,219,514
TOTAL TRANSPORTATION 4,079,579
UTILITIES - 1.2%
15,260 American Electric Power Co Inc 1,716,750
2,340 Duke Energy Corp 289,575
30,290 OGE Energy Corp 1,401,518
TOTAL UTILITIES 3,407,843
TOTAL COMMON STOCKS
(Cost $179,811,997) 277,007,198
SHARES DESCRIPTION VALUE
4,089,423 EXCHANGE-TRADED FUNDS - 1.5% 4,089,423
6,110 iShares Core S&P 500 ETF 4,089,423
TOTAL EXCHANGE-TRADED FUNDS
(Cost $3,079,227) 4,089,423
TYPE DESCRIPTION(c)
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT(d)
EXERCISE
PRICE
EXPIRATION
DATE VALUE
OPTIONS PURCHASED - 0.0%
Put S&P 500 Index 5 $ 2,500,000 $ 5,000 10/17/25 275
TOTAL OPTIONS PURCHASED
(Cost $2,112) 5 $ 2,500,000 275
TOTAL LONG-TERM INVESTMENTS
(Cost $182,893,336) 281,096,896

Portfolio of Investments September 30, 2025
(continued)
JCE

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.1%
5,760,186 REPURCHASE AGREEMENTS - 2.1% 5,760,186
$ 5,760,186 (e) Fixed Income Clearing Corporation 1 .260% 10/01/25 $ 5,760,186
TOTAL REPURCHASE AGREEMENTS
(Cost $5,760,186) 5,760,186
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,760,186) 5,760,186
TOTAL INVESTMENTS - 102.4%
(Cost $188,653,522) 286,857,082
OTHER ASSETS & LIABILITIES, NET -  (2.4)% (6,639,236)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 280,217,846
ETF Exchange-Traded Fund
S&P Standard & Poor's
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(c) Exchange-traded, unless otherwise noted.
(d) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
(e) Agreement with Fixed Income Clearing Corporation, 1.260% dated 9/30/25 to be repurchased at $5,760,388 on 10/1/25, collateralized by Government Agency Securities, with coupon rate 1.375% and maturity date 7/15/33, valued at $5,875,520.
Options Written
Type Description(a)
Number of
Contracts
Notional
Amount (b)
Exercise
Price Expiration Date Value
Call S&P 500 Index (42) $ (27,930,000) $ 6,650 10/17/25 $ (413,070)
Call S&P 500 Index (10) (6,700,000) 6,700 10/17/25 (65,800)
Call S&P 500 Index (72) (48,600,000) 6,750 10/31/25 (546,840)
Call S&P 500 Index (13) (8,840,000) 6,800 10/31/25 (68,640)
Call S&P 500 Index (25) (17,125,000) 6,850 10/31/25 (87,375)
Total Options Written (premiums received $603,103) (162) $(109,195,000) $(1,181,725)
(a) Exchange-traded, unless otherwise noted.
(b) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.

JCE
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 277,007,198 $ – $ – $ 277,007,198
Exchange-Traded Funds 4,089,423 – – 4,089,423
Options Purchased 275 – – 275
Short-Term Investments:
Repurchase Agreements – 5,760,186 – 5,760,186
Investments in Derivatives:
Options Written (1,181,725) – – (1,181,725)
Total $ 279,915,171 $ 5,760,186 $ – $ 285,675,357